Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 23.2	$ 23.2
Intangible assets	21.6	25.5
Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0.0	0.0
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	10.4	15.9
Computer software assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	11.2	9.6
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	78.6	78.6
Intangible assets	633.6	632.4
Cost | Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	111.3	111.3
Cost | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	237.0	237.0
Cost | Computer software assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	285.3	284.1
Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	(55.4)	(55.4)
Intangible assets	(612.0)	(606.9)
Accumulated Amortization and Impairment | Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(111.3)	(111.3)
Accumulated Amortization and Impairment | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(226.6)	(221.1)
Accumulated Amortization and Impairment | Computer software assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ (274.1)	$ (274.5)